Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Schedule of reconciliation of common stock subject to possible redemption reflected on balance sheet

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,862,708
Common stock subject to possible redemption as of December 31, 2022	117,299,975
Less:
Redemption	(109,436,586)
Add:
Accretion of carrying value to redemption value	170,661
Common stock subject to possible redemption as of March 31, 2023	8,034,050
Add:
Accretion of carrying value to redemption value	95,533
Common stock subject to possible redemption as of June 30, 2023	8,129,583
Less:
Redemption	(4,893,008)
Add:
Accretion of carrying value to redemption value	39,463
Common stock subject to possible redemption as of September 30, 2023	$3,276,038

Gross proceeds	$115,000,000
Less:
Proceeds allocated to Public Warrants	(3,565,000)
Issuance costs allocated to Public Shares	(997,733)
Plus:
Accretion of carrying value to redemption value	6,862,708
Common stock subject to possible redemption as of December 31, 2022	$117,299,975

Schedule of calculation of basic and diluted net income (loss) per ordinary share

	Three Months Ended September 30,				Nine Months Ended September 30,
	2023		2022		2023		2022
	Common	Common	Common	Common	Common	Common	Common	Common
	stock	stock not	stock	stock not	stock	stock not	stock	stock not
	subject to	subject to	subject to	subject to	subject to	subject to	subject to	subject to
	possible	possible	possible	possible	possible	possible	possible	possible
	redemption	redemption	redemption	redemption	redemption	redemption	redemption	redemption
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(25,029)	$(228,604)	$184,884	$52,266	$(181,464)	$(576,317)	$(829,848)	$(245,809)
Denominator:
Basic and diluted weighted average shares outstanding	355,933	3,251,000	11,500,000	3,251,000	1,023,640	3,251,000	10,910,256	3,231,718
Basic and diluted net (loss) income per ordinary share	$(0.07)	$(0.07)	$0.02	$0.02	$(0.18)	$(0.18)	$(0.08)	$(0.08)

The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	For the Year Ended December 31, 2022
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Numerator:
Allocation of net loss	$(542,232)	$(158,693)
Denominator:
Basic and diluted weighted average shares outstanding	11,058,904	3,236,578
Basic and diluted net loss per ordinary share	$(0.05)	$(0.05)

	For the period April 28, 2021 (inception)
	through December 31, 2021
	Common stock	Common stock not
	subject to	subject to possible
Basic and diluted net loss per share:	possible redemption	redemption
Allocation of net loss	$—	$(11,371)
Denominator:
Basic and diluted weighted average shares outstanding	—	2,500,000
Basic and diluted net loss per ordinary share	$—	$(0.00)